Investment Income and Other	12 Months Ended
Dec. 31, 2011
Investment Income and Other [Abstract]
Investment Income and Other

Note 5. Investment Income and Other

Investment income

	Years Ended December 31,
	2011	2010	2009
	(Millions)
Equity earnings	$24	$20	$18
Impairment of cost-based investment	—	—	(11)
Other	2	1	1

Total investment income and other	$26	$21	$8

Impairment of cost-based investment in 2009 reflects an $11 million full impairment of our 4 percent interest in a Venezuelan corporation that owns and operates oil and gas activities in Venezuela.

Investments

	December 31,
	2011	2010
	(Millions)
Petrolera Entre Lomas S.A.—40.8%	$90	$82
Other	35	23

	$125	$105

Petrolera Entre Lomas S.A. operates several development concessions in South America. Other is comprised of investments in miscellaneous gas gathering interests in the United States.

Dividends and distributions received from companies accounted for by the equity method were $17 million in 2011, $19 million in 2010 and $9 million in 2009.